INTANGIBLE ASSETS AND GOODWILL (Schedule of estimated amortization expense) (Details) - USD ($)	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
January 31, 2024	$ 1,337,336
January 31, 2025	1,337,336
January 31, 2026	1,337,336
January 31, 2027	1,337,336
January 31, 2028	1,325,336
Thereafter	1,212,145
Estimated aggregate amortization expense, Total	$ 7,886,825	$ 9,224,165	$ 10,957,961